ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2017
ACCOUNTS RECEIVABLE [Abstract]
Accounts Receivable and Related Allowance for Doubtful Accounts
Accounts receivable and the related allowance for doubtful accounts are summarized as follows:

	As of December 31, 2016	As of December 31, 2017	As of December 31, 2017
	RMB	RMB	US$

Accounts receivable	19,847	19,847	3,050
Less: Allowance for doubtful accounts	(19,847)	(19,847)	(3,050)

Accounts receivable, net	-	-	-